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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OAKMONT CORPORATION
                 ------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 ------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04326
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   SVP, Legal and Finance
         -------------------------------
Phone:   (213) 891-6300
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ Robert Miller         Los Angeles, California   November 7, 2012
   -------------------------------   -----------------------   ----------------
            [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   22
                                        --------------------

Form 13F Information Table Value Total:              381,569
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                               VALUE  SHRS OR  SH/ PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION  MANAGERS SOLE SHARED NONE
---------------------------------- -------------- --------- -------- --------- --- ---- ---------- --------- ---- ------ ----
APPLE INC                              Common     037833100    3,669     5,500 SH         Other        1          Shared
BOEING CO                              Common     097023105   18,909   271,700 SH         Other        1          Shared
BORGWARNER INC                         Common     099724106   13,110   189,700 SH         Other        1          Shared
CATERPILLAR INC                        Common     149123101   15,978   185,700 SH         Other        1          Shared
CUMMINS INC                            Common     231021106   13,370   145,000 SH         Other        1          Shared
DEERE & CO                             Common     244199105      136     1,650 SH         Other        1          Shared
D R HORTON INC                         Common     23331A109   23,878 1,157,700 SH         Other        1          Shared
FORD MOTOR CO                          Warrant    345370134    1,314 1,275,300 SH         Other        1          Shared
FREEPORT MCMORAN COPPER & GOLD INC     Common     35671D857   91,638 2,315,252 SH         Other        1          Shared
INTEL CORPORATION                      Common     458140100    5,590   246,750 SH         Other        1          Shared
LENNAR CORP                            Common     526057104   24,224   696,700 SH         Other        1          Shared
LOUISIANA PAC CORP                     Common     546347105   12,672 1,013,750 SH         Other        1          Shared
MASTERCARD INC                         Common     57636Q104   20,610    45,650 SH         Other        1          Shared
MCMORAN EXPLORATION  CO                Common     582411104   36,343 3,093,060 SH         Other        1          Shared
NVR INC                                Common     62944T105   18,799    22,260 SH         Other        1          Shared
OVERLAND STORAGE INC                   Common     690310206    1,760 1,000,000 SH         Other        1          Shared
PRECISION CASTPARTS CORP               Common     740189105   13,672    83,700 SH         Other        1          Shared
STANLEY BLACK & DECKER INC             Common     854502101   16,905   221,700 SH         Other        1          Shared
STARWOOD HOTELS & RESORTS WRLD         Common     85590A401   19,648   339,000 SH         Other        1          Shared
STRATUS PROPERTIES INC                 Common     863167201      757    81,402 SH         Other        1          Shared
TIFFANY & CO                           Common     886547108    7,091   114,600 SH         Other        1          Shared
TOLL BROTHERS INC                      Common     889478103   21,496   646,900 SH         Other        1          Shared
                                                            --------
                                                             381,569
                                                            --------